Financial Statements

(Unaudited)

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

March 31, 2014

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Financial Statements (Unaudited)

March 31, 2014

Tennenbaum Opportunities Partners V, LP (the “Partnership”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Partnership’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Partnership’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the Partnership’s proxy voting guidelines and information regarding how the Partnership voted proxies relating to portfolio investments during the most recent 12-month period may be obtained without charge on the SEC’s website at http://www.sec.gov, or by calling the Partnership’s advisor, Tennenbaum Capital Partners, LLC, at (310) 566-1000. Collect calls for this purpose are accepted.

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Portfolio Asset Allocation (Unaudited)

March 31, 2014

Percent of Cash
Industry	and Investments

Gaming Industries	6.6%
Wired Telecommunications Carriers	5.4%
Radio and Television Broadcasting	4.8%
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	4.3%
Oil and Gas Extraction	4.1%
Other Telecommunications	3.9%
Scheduled Air Transportation	3.8%
Pharmaceutical and Medicine Manufacturing	3.8%
Business Support Services	3.7%
Management, Scientific, and Technical Consulting Services	3.6%
Cable and Other Subscription Programming	3.6%
Full-Service Restaurants	3.5%
Motion Picture and Video Industries	3.4%
Deep Sea, Coastal, and Great Lakes Water Transportation	3.1%
Coal Mining	3.1%
Other Investment Pools and Funds	3.1%
Other Electrical Equipment and Component Manufacturing	2.8%
Architectural, Engineering, and Related Services	2.4%
Specialty Hospitals	2.4%
Scientific Research and Development Services	2.2%
Highway, Street, and Bridge Construction	2.1%
Couriers and Express Delivery Services	1.9%
Nonscheduled Air Transportation	1.9%
Nondepository Credit Intermediation	1.9%
Computer Systems Design and Related Services	1.6%
Electronic Shopping and Mail-Order Houses	1.6%
Communications Equipment Manufacturing	1.5%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services	1.4%
Other Financial Investment Activities	1.3%
Electric Power Generation, Transmission and Distribution	1.1%
Wireless Telecommunications Carriers (except Satellite)	1.1%
Grocery Stores	1.0%
Petroleum and Coal Products Manufacturing	1.0%
Aerospace Product and Parts Manufacturing	0.8%
Newspaper, Periodical, Book, and Directory Publishers	0.8%
Electrical Equipment Manufacturing	0.5%
Software Publishers	0.2%
Metal Ore Mining	0.1%
Semiconductor and Other Electronic Component Manufacturing	0.1%
Depository Credit Intermediation	0.1%
Traveler Accommodation	0.1%
Home Furnishings Stores	0.1%
Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing	0.0%
Charter Bus Industry	0.0%
Miscellaneous Securities	1.6%
Cash and Cash Equivalents	2.6%
Total	100.0%

2

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Assets and Liabilities (Unaudited)

March 31, 2014

Assets
Investments, at fair value:
Companies less than 5% owned (cost $935,891,019)	$848,393,229
Companies 5% to 25% owned (cost $343,591,710)	283,365,854
Companies more than 25% owned (cost $162,466,788)	122,531,788
Total investments (cost $1,441,949,517)	1,254,290,871

Cash and cash equivalents	33,388,513
Accrued interest income:
Companies less than 5% owned	12,203,746
Companies 5% to 25% owned	3,033,352
Companies more than 25% owned	672,922
Deferred debt issuance costs	816,516
Unrealized gain on foreign currency exchange contract	379,353
Receivable for investments sold	105,024
Prepaid expenses and other assets	1,348,300
Total assets	1,306,238,597

Liabilities
Credit facility payable	124,387,551
Management and advisory fees payable	2,387,500
Payable for investments purchased	564,630
Payable to the Common Limited Partner	543,258
Payable to the Investment Manager	275,920
Interest payable	119,408
Accrued expenses and other liabilities	2,843,698
Total liabilities	131,121,965

Preferred equity facility
Series A preferred interests; $20,000/interest liquidation preference; 25,000 interests authorized, 18,450 interests issued and outstanding	369,000,000
Accumulated distributions on Series A preferred interests	867,146
Total preferred limited partner interests	369,867,146

Net assets applicable to common limited and general partners	$805,249,486

Composition of net assets applicable to common limited and general partners
Paid-in capital	$1,081,728,330
Accumulated net investment income	4,625,434
Accumulated net realized loss	(94,609,378)
Accumulated net unrealized depreciation	(186,494,900)
Net assets applicable to common limited and general partners	$805,249,486

See accompanying notes.

3

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (74.34%)
Bank Debt (54.08%) (1)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (1.42%)
Expert Global Solutions, LLC, Senior Secured 1st Lien Term Loan B, LIBOR + 7.25%, 1.25% LIBOR Floor, due 4/3/18	$1,620,361	$1,585,928	0.12%
Expert Global Solutions, LLC, Senior Secured 2nd Lien Term Loan, LIBOR + 11%, 1.5% LIBOR Floor, due 10/3/18	$17,348,047	16,740,866	1.30%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		18,326,794

Aerospace Product and Parts Manufacturing (0.01%)
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14 (4)	$150,803	82,565	0.01%

Architectural, Engineering, and Related Services (1.65%)
Global Geophysical Services, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 9.75%, 1% LIBOR Floor, due 9/30/16	$21,188,679	21,215,165	1.65%

Business Support Services (3.25%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.25%, 1.25% LIBOR Floor, due 8/28/19	$41,208,525	41,826,653	3.25%

Cable and Other Subscription Programming (3.59%)
Medfort, S.a.r.l., 1st Lien Term Loan A, 15% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€3,423,334	4,713,588	0.37%
Medfort, S.a.r.l., 1st Lien Term Loan A2, 15% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€12,035,724	16,571,989	1.29%
Medfort, S.a.r.l., 1st Lien Term Loan B, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€27,623,608	13,045,986	1.01%
Medfort, S.a.r.l., 1st Lien Term Loan B2, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€9,243,109	-	-
Primacom Finance (Lux) S.A., Super Senior Facility, 11%, due 9/30/16 - (Luxembourg) (2), (3)	€6,129,032	8,439,065	0.65%
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€2,542,833	3,501,227	0.27%
Total Cable and Other Subscription Programming		46,271,855

Charter Bus Industry (0.00%)
Coach America Holdings, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$13,507,374	-	-
Coach America Holdings, Inc., Senior Secured Letters of Credit PIK Facility, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$3,578	-	-
Coach America Holdings, Inc., Senior Secured Letters of Credit, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$3,275,272	-	-
Total Charter Bus Industry		-

4

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Coal Mining (3.01%)
Eagle Coal Company, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 10% , 1.5% LIBOR Floor, due 7/10/18	$12,494,610	$12,288,449	0.96%
Oxford Mining Company, LLC, Senior Secured 2nd Lien Term Loan, LIBOR + 9.75% Cash + 5.75% PIK, 1.25% LIBOR Floor, due 12/24/15	$28,026,136	26,442,659	2.05%
Total Coal Mining		38,731,108

Communications Equipment Manufacturing (0.84%)
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (4), (6)	$38,898,064	10,854,699	0.84%

Computer Systems Design and Related Services (1.59%)
Coreone Technologies, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 3.75% Cash + 5% PIK, 1% LIBOR Floor, due 9/4/18	$20,582,809	20,459,312	1.59%

Couriers and Express Delivery Services (1.93%)
U.S. Xpress Enterprises, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 7.5%, 1.5% LIBOR Floor, due 11/14/16	$24,927,912	24,803,272	1.93%

Electric Power Generation, Transmission and Distribution (1.15%)
Longview Power, LLC, Senior Secured 1st Lien Non Extended Term Loan, LIBOR + 4.75%, due 2/28/14	$19,055,046	11,699,798	0.91%
Longview Power, LLC, Senior Secured Super Priority Debtor-in-Possession, LIBOR + 7.5%, 1.5% LIBOR Floor, due 11/22/15	$1,019,997	3,059,990	0.24%
Total Electric Power Generation, Transmission and Distribution		14,759,788

Electrical Equipment Manufacturing (0.50%)
API Technologies Corp., Senior Secured 1st Lien Term Loan, LIBOR + 7.50%, 1.50% LIBOR Floor, due 2/6/18	$6,514,169	6,481,598	0.50%

Electronic Shopping and Mail-Order Houses (1.46%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 12.5%, due 3/31/16	$18,882,943	18,854,619	1.46%

Full-Service Restaurants (3.50%)
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18 (6)	$16,698,762	4,533,714	0.35%
RM OpCo, LLC, Convertible 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16 (6)	$4,006,770	4,006,770	0.31%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/21/16 (6)	$10,274,866	10,274,866	0.80%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B, 12% Cash + 7% PIK, due 3/21/16 (6)	$19,964,342	19,964,342	1.55%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16 (6)	$6,287,457	6,287,457	0.49%
Total Full-Service Restaurants		45,067,149

Grocery Stores (1.04%)
Bashas, Inc., Senior Secured 1st Lien FILO Term Loan, LIBOR + 9.35%, 1.5% LIBOR Floor, due 12/28/15	$13,211,444	13,409,615	1.04%

5

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Management, Scientific, and Technical Consulting Services (3.62%)
Hill International, Inc., Senior Secured 2nd Lien Term Loan, 7.5%, due 10/18/16	$46,666,667	$46,666,667	3.62%

Motion Picture and Video Industries (3.36%)
CORE Entertainment, Inc., Senior Secured 1st Lien Term Loan, 9%, due 6/21/17	$26,627,910	23,698,840	1.84%
CORE Entertainment, Inc., Senior Secured 2nd Lien Term Loan, 13.5%, due 6/21/18	$21,302,328	19,512,932	1.52%
Total Motion Picture and Video Industries		43,211,772

Nonscheduled Air Transportation (1.74%)
One Sky Flight, LLC, Senior Secured 2nd Lien Term Loan, 12% Cash + 3% PIK, due 6/3/19	$23,055,583	22,421,555	1.74%

Other Electrical Equipment and Component Manufacturing (2.76%)
Palladium Energy, Inc., 1st Lien Senior Secured Term Loan, LIBOR + 9%, 1% LIBOR Floor, due 12/26/17	$35,000,000	35,507,500	2.76%

Other Financial Investment Activities (1.30%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/31/22	$29,848,986	16,715,432	1.30%

Other Telecommunications (3.85%)
Gogo, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 9.75%, 1.5% LIBOR Floor, due 6/21/17	$45,651,290	49,531,650	3.85%

Petroleum and Coal Products Manufacturing (1.00%)
Boomerang Tube, LLC, 2nd Lien Term Loan, LIBOR + 9.5%, 1.5% LIBOR Floor, due 10/11/17	$13,251,511	12,920,224	1.00%

Radio and Television Broadcasting (4.59%)
SiTV, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 6% Cash + 4% PIK, 2% LIBOR Floor, due 8/3/16	$23,638,393	23,106,529	1.79%
The Tennis Channel, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 8.5%, due 5/29/17	$35,854,126	35,997,543	2.80%
Total Radio and Television Broadcasting		59,104,072

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (1.60%)
AGY Holding Corp., Senior Secured Term Loan, 12%, due 9/15/16 (2)	$7,200,688	7,200,688	0.56%
Gundle/SLT Environmental, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 7.5%, 1.5% LIBOR Floor, due 5/27/16	$15,812,731	13,440,822	1.04%
Total Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing		20,641,510

6

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Scheduled Air Transportation (1.83%)
Aircraft Secured Mortgages - Aircraft Leased to Delta Air Lines, Inc.
N913DL, 8%, due 3/15/17 (6)	$521,567	$535,260	0.04%
N918DL, 8%, due 8/15/18 (6)	$718,188	736,560	0.06%
N954DL, 8%, due 3/20/19 (6)	$958,294	979,770	0.08%
N955DL, 8%, due 6/20/19 (6)	$996,528	1,018,380	0.08%
N956DL, 8%, due 5/20/19 (6)	$993,929	1,016,070	0.08%
N957DL, 8%, due 6/20/19 (6)	$1,005,245	1,027,290	0.08%
N959DL, 8%, due 7/20/19 (6)	$1,016,466	1,038,510	0.08%
N960DL, 8%, due 10/20/19 (6)	$1,058,350	1,080,090	0.09%
N961DL, 8%, due 8/20/19 (6)	$1,044,952	1,067,220	0.08%
N976DL, 8%, due 2/15/18 (6)	$724,906	744,480	0.06%
Aircraft Secured Mortgages - Aircraft Leased to United Airlines, Inc.
N510UA, 20%, due 10/26/16 (6)	$2,913,167	3,528,143	0.27%
N512UA, 20%, due 10/26/16 (6)	$2,972,062	3,620,453	0.28%
N536UA, 16%, due 9/29/14 (6)	$660,871	682,370	0.05%
N545UA, 16%, due 8/29/15 (6)	$2,041,725	2,223,585	0.17%
N585UA, 20%, due 10/25/16 (6)	$3,489,645	4,251,690	0.33%
Total Scheduled Air Transportation		23,549,871

Specialty Hospitals (2.42%)
21C East Florida, LLC, Term Loan B, LIBOR + 10.5%, 1.25% LIBOR Floor, due 1/15/17	$12,934,246	12,656,159	0.98%
South Florida Radiation Oncology Coconut Creek, LLC, Term Loan A, LIBOR + 5.75%, 1.25% LIBOR Floor, due 1/15/17	$1,790,896	1,765,823	0.14%
UBC Healthcare Analytics, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 9%, 1% LIBOR Floor, due 7/1/18	$16,627,402	16,710,539	1.30%
Total Specialty Hospitals		31,132,521

Wireless Telecommunications Carriers (except Satellite) (1.07%)
Globalive Wireless Management Corp., Senior Secured 1st Lien Term Loan, LIBOR + 10.9%, due 4/30/14 - (Canada)	$13,634,043	13,770,383	1.07%

Total Bank Debt (Cost $769,006,281)		696,317,349

7

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Other Corporate Debt Securities (20.26%)
Aerospace Product and Parts Manufacturing (0.09%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (4)	$20,957,000	$871,560	0.07%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (4)	$6,123,000	254,643	0.02%
Total Aerospace Product and Parts Manufacturing		1,126,203

Architectural, Engineering, and Related Services (0.78%)
Global Geophysical Services, Inc., Senior Unsecured Notes, 10.5%, due 5/1/17 (4)	$15,906,000	10,049,228	0.78%

Communications Equipment Manufacturing (0.34%)
Avaya, Inc., Senior Secured 2nd Lien Notes, 10.5%, due 3/1/21 (5)	$4,732,000	4,412,590	0.34%

Electronic Shopping and Mail-Order Houses (0.02%)
Shop Holding LLC, Convertible Promissory Note, 5%, due 8/5/15 (5)	$205,825	201,194	0.02%

Gaming Industries (2.76%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$80,839,000	35,518,635	2.76%

Home Furnishings Stores (0.05%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	666,203	0.05%

Nondepository Credit Intermediation (1.85%)
Caribbean Financial Group, Senior Secured Notes, 11.5%, due 11/15/19 - (Cayman Islands) (5)	$22,000,000	23,870,000	1.85%

Oil and Gas Extraction (3.40%)
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17 (5)	$16,220,000	17,902,825	1.39%
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (2), (5)	$24,340,000	25,838,443	2.01%
Total Oil and Gas Extraction		43,741,268

Other Investment Pools and Funds (2.74%)
Magnolia Finance V plc, Asset-Backed Credit Linked Notes, 13.125%, due 8/2/21 - (Cayman Islands) (5)	$35,000,000	35,343,000	2.74%

Pharmaceutical and Medicine Manufacturing (1.90%)
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16 - (France) (2), (5)	$24,483,000	24,483,000	1.90%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (2.52%)
AGY Holding Corp., Senior Secured 2nd Lien Notes, 11%, due 11/15/16 (2), (5)	$32,444,500	32,444,500	2.52%

Scientific Research and Development Services (2.18%)
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17 (5)	$26,732,000	28,068,600	2.18%

Miscellaneous Securities (1.63%) (8)	$25,894,000	20,935,791	1.63%

Total Other Corporate Debt Securities (Cost $299,321,586)		260,860,212

Total Debt Investments (Cost $1,068,327,867)		957,177,561

8

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (23.07%)
Aerospace Product and Parts Manufacturing (0.73%)
Beech Holdings, LLC, Membership Units (4), (5)	1,218,826	$9,415,431	0.73%

Architectural, Engineering, and Related Services (0.00%)
Alion Science & Technology Corporation, Warrants (4)	9,175	92	-

Business Support Services (0.47%)
Findly Talent, LLC, Membership Units (4), (5)	1,993,022	456,402	0.04%
STG-Fairway Holdings, LLC, Class A Units (4), (5)	2,368,001	5,602,690	0.43%
Total Business Support Services		6,059,092

Cable and Other Subscription Programming (0.00%)
Perseus Holdings S.A., Common Stock - (Luxembourg) (2), (3), (4), (5)	78,000	-	-

Coal Mining (0.12%)
Oxford Resource Holdings, LLC, Warrants to Purchase Class B Units (4), (5)	85	5,750	-
Oxford Resource Partners, LP, Warrants to Purchase Common Units (4), (5)	702,034	1,536,309	0.12%
Oxford Resource Partners, LP, Warrants to Purchase Subordinated Units (4), (5)	651,246	5,749	-
Total Coal Mining		1,547,808

Communications Equipment Manufacturing (0.28%)
Dialogic, Inc., Common Stock (4), (5), (6)	4,504,102	3,513,200	0.28%
Dialogic, Inc., Preferred Stock (4), (5), (6)	1	100	-
Dialogic, Inc., Warrants to Purchase Common Stock (4), (5), (6)	1,920,000	37,333	-
Total Communications Equipment Manufacturing		3,550,633

Deep Sea, Coastal, and Great Lakes Water Transportation (3.14%)
Blue Wall Shipping Limited, Common Stock - (Marshall Islands) (4)	1,339,286	17,638,397	1.38%
Tanker Investments Ltd., Common Stock (4)	1,436,162	18,586,670	1.44%
TCP KC, LLC, Membership Units - (Marshall Islands) (4), (5)	4,149,481	4,149,481	0.32%
Total Deep Sea, Coastal, and Great Lakes Water Transportation		40,374,548

Depository Credit Intermediation (0.08%)
Doral Financial Corporation, Common Stock - (Puerto Rico) (4)	120,539	1,046,279	0.08%

Electronic Shopping and Mail-Order Houses (0.11%)
Shop Holding, LLC, Class A Units (4), (5)	1,427,232	1,341,291	0.11%
Shop Holding, LLC, Warrants to Purchase Class A Units (4), (5)	919,351	50,186	-
Total Electronic Shopping and Mail-Order Houses		1,391,477

9

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Full-Service Restaurants (0.00%)
RM Holdco, LLC, Membership Units (4), (5), (6)	42,552,000	$-	-

Gaming Industries (3.88%)
TOPV New World Holdings, LLC, Membership Interests - (Canada) (2), (4), (5)	6,843,047	46,600,842	3.62%
Tropicana Entertainment, Inc., Common Stock (4), (5)	180,844	3,343,806	0.26%
Total Gaming Industries		49,944,648

Highway, Street, and Bridge Construction (2.11%)
Contech Holdings, Inc., Common Stock (2), (4), (5)	711,255	27,223,403	2.11%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (5)	94	20,813	-

Metal Ore Mining (0.12%)
St. Barbara Ltd., Common Stock - (Australia) (3), (4)	6,254,591	1,593,420	0.12%

Newspaper, Periodical, Book, and Directory Publishers (0.75%)
HW Topco, Inc., Common Stock (4), (5)	868,872	9,622,757	0.74%
HW Topco, Inc., Preferred Stock (5)	1,693	18,750	-
TBC Holdings I, Inc., Common Stock (4), (5)	2,967	74,768	0.01%
Total Newspaper, Periodical, Book, and Directory Publishers		9,716,275

Nonscheduled Air Transportation (0.14%)
Flight Options Holdings I, Inc., Warrants to Purchase Common Stock (4), (5)	2,329	1,784,490	0.14%

Oil and Gas Extraction (0.66%)
Woodbine Intermediate Holdings, LLC, Membership Units (4), (5), (6)	576	8,554,005	0.66%

Other Financial Investment Activities (0.01%)
Marsico Holdings, LLC, Common Interest Units (4), (5)	474,738	71,211	0.01%

Other Investment Pools and Funds (0.37%)
TCP Delos Cayman Holdings, Common Shares (3), (4), (5), (6)	551,799	759,772	0.06%
TCP Delos Cayman Holdings, Common Shares (4), (5), (6)	726,529	726,529	0.06%
TCP Delos Delaware Holdings, LLC, Partnership Interest (3), (4), (5), (6)	2,394,699	3,297,261	0.25%
Total Other Investment Pools and Funds		4,783,562

Other Telecommunications (0.01%)
LightSquared Inc., Call Option $0.01 (4), (5)	475,268	123,570	0.01%

Pharmaceutical and Medicine Manufacturing (1.94%)
NVHL S.A., Common Shares - (Luxembourg) (2), (3), (4), (5)	5,127,200	24,969,247	1.94%

Radio and Television Broadcasting (0.16%)
SCG Financial Acquisition Corp., Common Stock (4)	146,428	827,318	0.06%
SiTV, Inc., Warrants to Purchase Common Stock (4), (5)	786,791	1,203,790	0.10%
Total Radio and Television Broadcasting		2,031,108

10

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (0.20%)
KAGY Holding Company, Inc., Series A Preferred Stock (2), (4), (5)	34,229	$2,525,641	0.20%

Scheduled Air Transportation (2.03%)
Equipment Trusts - Aircraft Leased to Delta Air Lines, Inc.
N913DL Trust Beneficial Interest (5), (6)	1,544	240,570	0.02%
N918DL Trust Beneficial Interest (5), (6)	1,307	274,230	0.02%
N954DL Trust Beneficial Interest (5), (6)	1,235	134,310	0.01%
N955DL Trust Beneficial Interest (5), (6)	1,200	218,790	0.02%
N956DL Trust Beneficial Interest (5), (6)	1,209	210,210	0.02%
N957DL Trust Beneficial Interest (5), (6)	1,200	211,860	0.02%
N959DL Trust Beneficial Interest (5), (6)	1,192	213,510	0.02%
N960DL Trust Beneficial Interest (5), (6)	1,169	211,860	0.02%
N961DL Trust Beneficial Interest (5), (6)	1,185	201,300	0.01%
N976DL Trust Beneficial Interest (5), (6)	1,377	199,638	0.01%
Equipment Trusts - Aircraft Leased to United Airlines, Inc.
N510UA Trust Beneficial Interests (5), (6)	538	4,323,604	0.33%
N512UA Trust Beneficial Interests (5), (6)	531	4,249,429	0.33%
N536UA Trust Beneficial Interests (5), (6)	819	5,019,561	0.39%
N545UA Trust Beneficial Interests (5), (6)	675	6,028,042	0.47%
N585UA Trust Beneficial Interests (5), (6)	531	4,434,955	0.34%
Total Scheduled Air Transportation		26,171,869

Semiconductor and Other Electronic Component Manufacturing (0.11%)
TPG Hattrick Holdco, LLC, Common Units (4), (5)	1,935,857	1,471,251	0.11%

Software Publishers (0.17%)
Open Text Corporation, Common Stock (4)	45,910	2,190,366	0.17%

Traveler Accommodation (0.06%)
Buffets Restaurants Holdings, Inc., Common Stock (4), (5)	139,526	715,071	0.06%

Wired Telecommunications Carriers (5.42%)
Hawaiian Telcom Holdco, Inc., Common Stock (4)	462,676	13,181,639	1.02%
Hawaiian Telcom Holdco, Inc., Warrants (4)	54,272	741,898	0.06%
Integra Telecom, Inc., Common Stock (2), (4), (5)	10,080,250	44,187,439	3.43%
Integra Telecom, Inc., Warrants (2), (4), (5)	3,018,747	1,620,796	0.13%
V Telecom Investment S.C.A., Common Shares - (Luxembourg) (3), (4), (5)	3,741	10,106,228	0.78%
Total Wired Telecommunications Carriers		69,838,000

Total Equity Securities (Cost $373,621,650)		297,113,310

Total Investments (Cost $1,441,949,517) (7)		1,254,290,871

11

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Cash and Cash Equivalents (2.59%)
Wells Fargo Securities, LLC, Overnight Repurchase Agreement, 0.03%, due 4/1/14 Collateralized by Fannie Mae Discount Note	$8,230,294	$8,230,294	0.64%
Cash Denominated in Foreign Currency	€573,713	789,945	0.06%
Cash Denominated in Foreign Currency	£100,175	166,912	0.01%
Cash Held on Account at Various Institutions	$24,201,362	24,201,362	1.88%
Total Cash and Cash Equivalents		33,388,513

Total Cash and Investments		$1,287,679,384	100.00%

Notes to Statement of Investments:

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(3)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security – See Note 2, Summary of Significant Accounting Policies.

(6)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(7)	Includes investments with an aggregate fair value of $3,444,261 that have been segregated to collateralize certain unfunded commitments.

(8)	Miscellaneous Securities are comprised of certain unrestricted security positions that have not previously been publicly disclosed.

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled $52,676,834 and $100,235,702, respectively. Aggregate acquisitions includes investment assets received as payment in-kind. Aggregate dispositions includes principal paydowns on debt investments.

The total value of restricted securities and bank debt as of March 31, 2014 was $1,130,188,732, or 87.77% of total cash and investments of the Partnership.

Derivative instruments at March 31, 2014 were as follows:

Instrument	Notional Amount	Fair Value
Foreign currency forward exchange contract, sell AUD vs. USD for settlement April 4, 2014	AUD 5,182,870	$379,353

12

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Operations (Unaudited)

Three Months Ended March 31, 2014

Investment income
Interest income:
Companies less than 5% owned	$27,445,199
Companies 5% to 25% owned	2,646,433
Companies more than 25% owned	2,547,301
Dividend income:
Companies less than 5% owned	228
Companies 5% to 25% owned	647,358
Companies more than 25% owned	6,767,285
Other income:
Companies less than 5% owned	150,275
Companies 5% to 25% owned	93,442
Companies more than 25% owned	1,207,843
Total investment income	41,505,364

Operating expenses
Management and advisory fees	7,162,500
Amortization of deferred debt issuance costs	263,851
Interest expense	213,867
Legal fees, professional fees and due diligence expenses	173,645
Commitment fees	113,516
Insurance expense	55,497
Director fees	51,833
Custody fees	44,000
Other operating expenses	186,944
Total operating expenses	8,265,653

Net investment income	33,239,711

Net realized and unrealized gain (loss)
Net realized gain (loss) from:
Investments in companies less than 5% owned	11,676,561
Investments in companies 5% to 25% owned	2,957,652
Foreign currency transactions	(11,322)
Net realized gain	14,622,891

Net change in net unrealized appreciation/depreciation on:
Investments	(19,212,987)
Foreign currency	112,556
Net change in net unrealized appreciation/depreciation	(19,100,431)

Net realized and unrealized loss	(4,477,540)

Dividends paid on preferred equity facility	(899,436)
Net change in accumulated dividends on preferred equity facility	32,290

Net increase in net assets applicable to common limited and general partners resulting from operations	$27,895,025

See accompanying notes.

13

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statements of Changes in Net Assets

	Three Months Ended March 31, 2014 (Unaudited)
		Common
		Limited	General
	Total	Partner	Partner
Net assets applicable to common limited and general partners, beginning of period	$804,406,930	$804,406,930	$-

Net investment income	33,239,711	33,239,711	-
Net realized gain	14,622,891	14,622,891	-
Net change in net unrealized appreciation/depreciation	(19,100,431)	(19,100,431)	-
Dividends paid on preferred equity facility from net investment income	(899,436)	(899,436)	-
Net change in accumulated dividends on preferred equity facility	32,290	32,290	-
Net increase in net assets applicable to common limited and general partners resulting from operations	27,895,025	27,895,025	-

Distributions to common limited and general partners from:
Net investment income	(27,052,469)	(27,052,469)	-

Net assets applicable to common limited and general partners, end of period (including accumulated net investment income of $4,625,434)	$805,249,486	$805,249,486	$-

	Year Ended December 31, 2013
		Common
		Limited	General
	Total	Partner	Partner
Net assets applicable to common limited and general partners, beginning of year	$772,619,947	$772,619,947	$-

Net investment income	109,642,106	109,642,106	-
Net realized loss	(9,614,810)	(9,614,810)	-
Net change in net unrealized appreciation/depreciation	35,258,561	35,258,561	-
Dividends paid on preferred equity facility from net investment income	(3,724,145)	(3,724,145)	-
Net change in accumulated dividends on preferred equity facility	31,450	31,450	-
Net increase in net assets applicable to common limited and general partners resulting from operations	131,593,162	131,593,162	-

Distributions to common limited and general partners from:
Net investment income	(99,806,179)	(99,806,179)	-

Net assets applicable to common limited and general partners, end of year (including distributions in excess of net investment income of $694,662)	$804,406,930	$804,406,930	$-

14

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Cash Flows (Unaudited)

Three Months Ended March 31, 2014

Operating activities
Net increase in net assets applicable to common limited and general partners resulting from operations	$27,895,025
Adjustments to reconcile net increase in net assets applicable to common limited and general partners resulting from operations to net cash provided by operating activities:
Net realized gain	(14,622,891)
Net change in net unrealized appreciation/depreciation	19,193,411
Dividends paid on preferred equity facility	899,436
Net change in accumulated dividends on preferred equity facility	(32,290)
Interest income paid in kind	(2,502,836)
Net accretion of market discount	(4,446,442)
Accretion of original issue discount	(1,246,577)
Amortization of deferred debt issuance costs	263,851
Changes in assets and liabilities:
Purchases of investments	(50,173,998)
Proceeds from sales, maturities and paydowns of investments	100,235,702
Decrease in receivable for investments sold	7,035,021
Increase in accrued interest income - companies less than 5% owned	(3,031,899)
Increase in accrued interest income - companies 5% to 25% owned	(1,858,809)
Increase in accrued interest income - companies more than 25% owned	(37,676)
Decrease in prepaid expenses and other assets	179,506
Increase in management and advisory fees payable	2,387,500
Increase in payable to the Common Limited Partner	30,770
Decrease in payable for investments purchased	(14,428,316)
Decrease in payable to the Investment Manager	(265,868)
Decrease in interest payable	(151,537)
Decrease in accrued expenses and other liabilities	(19,447)
Net cash provided by operating activities	65,301,636

Financing activities
Proceeds from draws on credit facility	107,500,000
Principal repayments on credit facility	(103,698,890)
Dividends paid on preferred equity facility	(899,436)
Distributions to common limited partner	(55,583,239)
Net cash used in financing activities	(52,681,565)

Net increase in cash and cash equivalents	12,620,071
Cash and cash equivalents at beginning of period	20,768,442
Cash and cash equivalents at end of period	$33,388,513

Supplemental disclosure:
Interest payments	$365,404

See accompanying notes.

15

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited)

March 31, 2014

1. Organization and Nature of Operations

Tennenbaum Opportunities Partners V, LP (the “Partnership”), a Delaware Limited Partnership, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Partnership has elected to be treated as a partnership for U.S. federal income tax purposes.

The Certificate of Limited Partnership of the Partnership was filed with the Delaware Secretary of State on September 29, 2006, and the Partnership commenced operations on December 15, 2006. The Partnership was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities. The stated objective of the Partnership is to achieve high total returns while minimizing losses. Tennenbaum Opportunities Fund V, LLC (“TOF V” or the “Common Limited Partner”) owns the entire common limited partnership interest in the Partnership.

The General Partner of the Partnership is SVOF/MM, LLC (“SVOF/MM”). The managing member of SVOF/MM is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of the Partnership. Babson Capital Management LLC serves as Co-Manager. Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP, Babson Capital Management LLC and employees of TCP.

Partnership management consists of the General Partner and the Board of Directors. The General Partner directs and executes the day-to-day operations of the Partnership, subject to oversight from the Board of Directors, which performs certain functions required by the 1940 Act. The Board of Directors has delegated investment management of the Partnership’s assets to the Investment Manager and the Co-Manager. The Board of Directors consists of four persons, three of whom are independent. If the Partnership has preferred limited partner interests outstanding, as it currently does, the holders of the preferred limited partner interests voting separately as a class will be entitled to elect two of the Partnership’s Directors. The remaining directors of the Partnership will be subject to election by holders of the common limited partner interests and preferred limited partner interests voting together as a single class.

Partnership Structure

Total maximum capitalization of the Partnership is approximately $1.91 billion, consisting of $1.105 billion of common limited partner interests (the “Common Limited Interests”) from the Common Limited Partner, $369 million of preferred limited partner interests (the “Preferred Limited Interests”) and $436 million under a senior secured revolving credit facility (the “Senior Facility”). The Common Limited Interests, Preferred Limited Interests and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership. Most of the cash and investments of the Partnership are included in the collateral for the Senior Facility.

16

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

1. Organization and Nature of Operations (continued)

The Partnership will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the General Partner and approved by TOF V as the holder of the Common Limited Interests. However, the Partnership Agreement will prohibit liquidation of the Partnership prior to October 10, 2016 if the Preferred Limited Interests are not redeemed in full prior to such liquidation.

Preferred Equity Facility

At March 31, 2014, the Partnership had 18,450 Preferred Limited Interests issued and outstanding with a liquidation preference of $20,000 per interest. The Preferred Limited Interests are redeemable at the option of the Partnership, subject to certain conditions. Additionally, under certain conditions, the Partnership may be required to either redeem certain of the Preferred Limited Interests or repay indebtedness, at the Partnership’s option. Such conditions would include a failure by the Partnership to maintain adequate collateral as required by its credit facility agreement or by the Statement of Preferences of the Preferred Limited Interests, or a failure by the Partnership to maintain sufficient asset coverage as required by the 1940 Act. At March 31, 2014, the Partnership was in full compliance with such requirements.

The Preferred Limited Interests accrue dividends at an annual rate equal to LIBOR plus 0.75%, or in the case of any holders of Preferred Limited Interests that are CP Conduits (as defined in the leveraging documents), the higher of LIBOR plus 0.75% or the CP Conduit’s cost of funds rate plus 0.75%, subject to certain limitations and adjustments.

2. Summary of Significant Accounting Policies

Basis of Presentation

The financial statements of the Partnership have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The following is a summary of the significant accounting policies of the Partnership.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

17

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

2. Summary of Significant Accounting Policies (continued)

Investment Valuation

Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s Board of Directors and in conformity with procedures set forth in the Senior Facility and Statement of Preferences for the Preferred Limited Interests. Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation. Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers. Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Partnership, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Partnership’s Board of Directors, and are subject to their approval. Generally, to increase objectivity in valuing the Partnership’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible. The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future. The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Partnership’s assets.

18

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

2. Summary of Significant Accounting Policies (continued)

Fair valuations of investments in each asset class are determined using one or more methodologies including the market approach, income approach, or, in the case of recent investments, the cost approach, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets. The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that may be taken into account include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, our principal market and enterprise values, among other factors.

Unobservable inputs used in the fair value measurement of the Partnership’s Level 3 investments as of March 31, 2014 included the following:

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
Bank Debt	$666,316,191	Market rate approach Market quotations Market comparable companies Market comparable companies	Market yields Indicative bid/ask quotes Revenue multiples EBITDA multiples	3.8% - 22.5% (11.9%) 1 - 2 (1) 0.3x - 0.4x (0.4x) 7.8x - 8.5x (8.4x)
Other Corp Debt	94,264,100	Market rate approach Market quotations Market comparable companies	Market yields Indicative bid/ask quotes EBITDA multiples	11.8% - 16.3% (11.8%) 1 - 1 (1) 7.8x - 7.8x (7.8x)
Equity	252,830,612	Market rate approach Market quotations Market comparable companies Market comparable companies	Market yields Indicative bid/ask quotes Revenue multiples EBITDA multiples	11.8% - 18.0% (12.6%) 1 - 2 (1) 0.4x - 0.4x (0.4x) 2.0x - 10.5x (7.5x)

Generally, a change in an unobservable input may result in a change to the value of an investment as follows:

Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market yields	Decrease	Increase
Revenue multiples	Increase	Decrease
EBITDA multiples	Increase	Decrease

Investments of the Partnership may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period.

19

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

2. Summary of Significant Accounting Policies (continued)

At March 31, 2014, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$35,518,635	$40,938,892
2	Other observable market inputs*	30,001,158	131,077,477	3,343,806
3	Independent third-party pricing sources that employ significant unobservable inputs	666,316,191	93,137,897	232,454,670
3	Investment Manager valuations with significant unobservable inputs	-	1,126,203	20,375,942
Total		$696,317,349	$260,860,212	$297,113,310

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the three months ended March 31, 2014 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$635,703,807	$95,210,990	$214,039,902
Net realized and unrealized gains (losses)	(6,337,140)	648,006	326,376
Acquisitions	31,136,712	205,825	1,187,070
Dispositions	(19,040,449)	(2,926,924)	(2,644,656)
Transfers into Level 3ǂ	24,853,261	-	9,369,725
Transfers out of Level 3†	-	-	(3,110,517)
Reclassifications within Level 3	-	-	13,286,770
Ending balance	$666,316,191	$93,137,897	$232,454,670

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(6,403,354)	$648,006	$924,564

ǂ Comprised of two investments that transferred from Level 2 due to reduced trading volumes.

† Comprised of one investment that transferred to Level 2 due to increased observable market activity.

20

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

2. Summary of Significant Accounting Policies (continued)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$-	$1,120,733	$26,093,381
Net realized and unrealized gains (losses)	-	5,470	(9,632,828)
Acquisitions	-	-	4,813,555
Dispositions	-	-	(2,942,093)
Transfers into Level 3‡	-	-	15,330,697
Reclassifications within Level 3	-	-	(13,286,770)
Ending balance	$-	$1,126,203	$20,375,942

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$5,470	$(7,056,807)

‡ Comprised of one investment that transferred from Level 2 due to the increased significance of unobservable inputs.

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of investments sold.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank. Cash equivalents consist of highly liquid investments with an original maturity of three months or less.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Partnership’s policy that its custodian take possession of the underlying collateral, the fair value of which is required to exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Partnership may be delayed or limited.

21

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

2. Summary of Significant Accounting Policies (continued)

Restricted Investments

The Partnership may invest without limitation in instruments that are subject to legal or contractual restrictions on resale. These instruments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Statement of Investments. Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Foreign Investments

The Partnership may invest in instruments traded in foreign countries and denominated in foreign currencies. At March 31, 2014, the Partnership held foreign currency denominated investments comprising approximately 6.94% of the Partnership’s total investments by fair value. Such positions were converted at the closing rate in effect at March 31, 2014, and reported in U.S dollars.  Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S dollars on the respective dates of such transactions. The Partnership reports that portion of the results of operations resulting from foreign exchange rates on investments separately from the gains or losses arising from changes in market prices of investments held.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Derivatives

In order to mitigate certain currency exchange risks associated with foreign currency denominated investments, the Partnership has entered into certain forward exchange transactions. The Partnership recognizes all derivatives as either assets or liabilities in the Statement of Assets and Liabilities. The transactions are accounted for using the mark-to-market method with the resulting change in fair value recognized in earnings for the current period. Risks may arise upon entering into these contracts from potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

22

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

2. Summary of Significant Accounting Policies (continued)

Gains and losses from derivative transactions during the three months ended March 31, 2014 were included in net realized and unrealized gain (loss) on investments in the Statement of Operations as follows:

Instrument	Realized	Unrealized
Foreign currency forward exchange contract	$-	$(198,780)

Valuations of foreign currency forward exchange contracts at March 31, 2014 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
1	Quoted prices in active markets for identical assets	$379,353

Debt Issuance Costs

Costs of approximately $8.5 million were incurred in connection with placing the Partnership’s Senior Facility. These costs were deferred and are being amortized on a straight-line basis over eight years, the estimated life of the Senior Facility. The impact of utilizing the straight-line amortization method versus the effective-interest method is not material to the Partnership’s operations.

Revenue Recognition

Interest and dividend income, including income paid in kind, is recorded on an accrual basis. Origination, structuring, closing, commitment and other upfront fees earned with respect to capital commitments are generally amortized or accreted into interest income over the life of the respective debt investment. Other fees, including certain amendment fees, prepayment fees, and commitment fees on broken deals, are recognized as earned. Prepayment fees and similar income received upon the early repayment of a loan or debt security are included in interest income.

Certain of the Partnership’s debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer, as well as general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. GAAP also requires the Partnership to consider the collectability of interest when making accruals. Accordingly, when accounting for purchase discounts, the Partnership recognizes discount accretion income when it is probable that such amounts will be collected, generally at disposition. When the Partnership receives principal payments on a loan in an amount in excess of the loan’s amortized cost, it records the excess principal payments as interest income .

23

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

2. Summary of Significant Accounting Policies (continued)

Income Taxes

The Partnership’s income or loss is reported in the partners’ income tax returns. Consequently, no income taxes are paid at the Partnership level or reflected in the Partnership’s financial statements. In accordance with ASC Topic 740 - Income Taxes, the Partnership recognizes in its financial statements the effect of a tax position when it is determined that such position is more likely than not, based on the technical merits, to be sustained upon examination. As of March 31, 2014, the tax returns, the qualification of the Partnership, and the amount of allocable Partnership income or loss for all tax years since January 1, 2010 are subject to examination by federal taxing authorities. No such examinations are currently pending.

Cost and unrealized appreciation (depreciation) of the investments of the Partnership (including derivatives) at March 31, 2014 for U.S. federal income tax purposes were as follows:

Unrealized appreciation	$118,789,607
Unrealized depreciation	(306,068,900)
Net unrealized depreciation	(187,279,293)

Cost	$1,441,949,517

3. Allocations and Distributions

Net income and gains of the Partnership are distributed first to the Common Limited Partner until it has received an 8% annual weighted-average return on its undistributed contributed equity, and then to the General Partner until it has received 20% of all cumulative income and gain distributions (the “Hurdle”). 80% of all remaining net income and gain distributions are allocated to the Common Limited Partner, with the remaining 20% allocated to the General Partner. For purposes of determining whether the 8% return to the Common Limited Partner has been exceeded and whether the General Partner has received the catch-up amount, the performance of the Partnership includes the performance of the Common Limited Partner for periods prior to the inception of the Partnership. Net investment income or loss, realized gain or loss on investments, and appreciation or depreciation on investments for the period are allocated to the Common Limited Partner and the General Partner in a manner consistent with that used to determine distributions. As of March 31, 2014, the Hurdle exceeded the cumulative performance of the Partnership; accordingly, no performance allocation was recorded.

24

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

3. Allocations and Distributions (continued)

Distributions to the Common Limited Partner are generally based on the Common Limited Partner’s estimated taxable earnings from its interest in the Partnership, and are recorded on the ex-dividend date. The timing of distributions is determined by the General Partner, which has provided the Investment Manager with certain criteria for such distributions. Any net long-term capital gains are distributed at least annually. As of March 31, 2014, the Partnership had distributed $628,308,687 to the Common Limited Partner since inception.

4. Management and Advisory Fees and Other Expenses

The Partnership incurs an annual management and advisory fee, payable to the Investment Manager monthly in arrears, equal to 1.5% of the sum of the Common Limited Interest commitments (reduced after the ramp-up period by returns of contributed capital) and the Preferred Limited Interests and debt potentially issuable in respect of such Common Limited Interest commitments, subject to reduction by the amount of the Senior Facility commitment when the Senior Facility is no longer outstanding and the amount of the Preferred Limited Interests when less than $1 million in liquidation preference of Preferred Limited Interests remains outstanding. In addition to the management fee, the General Partner is entitled to a performance allocation as discussed in Note 3, above. As compensation for its services, the Co-Manager receives a portion of the management fees paid to the Investment Manager. The Co-Manager also receives a portion of any performance allocation paid to the General Partner.

The Partnership pays all expenses incurred in connection with the business of the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments, and any other transaction costs associated with the purchase and sale of investments of the Partnership.

5. Senior Secured Revolving Credit Facility

The Partnership has entered into a credit agreement with certain lenders, which provides for a senior secured revolving credit facility (the “Senior Facility”) pursuant to which amounts may be drawn up to $436 million. The Senior Facility matures December 15, 2014, subject to extension by the lenders at the request of the Partnership for one 364-day period.

25

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

5. Senior Secured Revolving Credit Facility (continued)

Advances under the Senior Facility bear interest at LIBOR or EURIBOR plus 0.425% per annum, except in the case of loans from CP Conduits, which bear interest at the higher of (i) LIBOR or EURIBOR (as applicable) plus 0.425% or (ii) the CP Conduit’s cost of funds plus 0.425%, subject to certain limitations. Short-term advances under the swingline facility bear interest at the LIBOR Market Index Rate plus 0.425% per annum or the main refinancing rate as set by the European Central Bank for such period, plus 0.85% per annum. The weighted-average interest rate on outstanding borrowings at March 31, 2014 was 0.60%. In addition to amounts due on outstanding debt, the Senior Facility accrues commitment fees of 0.15% per annum on the unused portion of the Senior Facility, or 0.20% per annum when less than $87,200,000 in borrowings are outstanding. The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Partnership fail to satisfy certain financial or other covenants. As of March 31, 2014, the Partnership was in full compliance with such covenants.

Foreign currency advances are reported in US dollars using the closing rate in effect on the date of valuation. At March 31, 2014, outstanding borrowings included €39,500,000 ($54,387,551) and $70,000,000. Accrued interest included €698 ($961) and $118,447.

6. Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the San Francisco area.

In the normal course of business, the Partnership’s investment activities involve executions, settlement and financing of various investment transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian. These activities may expose the Partnership to risk in the event such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business.

The Statement of Investments includes certain revolving loan facilities held by the Partnership with aggregate unfunded balances of approximately $2.4 million.

Consistent with standard business practice, the Partnership enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The Partnership’s maximum exposure under these arrangements and activities is unknown. However, the Partnership expects the risk of material loss to be remote.

26

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

7. Related Parties

The Partnership, the Common Limited Partner, the Investment Manager, the General Partner and their members and affiliates may be considered related parties. From time to time, the Partnership makes payments to third parties on behalf of the Common Limited Partner which are funded by or reimbursable through contributions from or deductions from distributions to the Common Limited Partner. At March 31, 2014, the Partnership had a liability to the Common Limited Partner in the amount of $543,258 as reflected in the Statement of Assets and Liabilities. From time to time, the Investment Manager advances payments to third parties on behalf of the Partnership and receives reimbursement from the Partnership. At March 31, 2014, such reimbursable amounts totaled $275,920 as reflected in the Statement of Assets and Liabilities.

8. Subsequent Event

Effective April 30, 2014, the total maximum commitment of the Senior Facility was reduced from $436 million to $260 million and the maturity was extended from December 15, 2014 to June 15, 2016. Also effective April 30, 2014, advances under the Senior Facility bear interest at LIBOR, EURIBOR or the lender’s cost of funds plus 2.50% per annum, subject to certain limitations and minimum draw requirements. Additionally, on December 15, 2015, the total maximum commitment will be reduced to $195 million and on March 15, 2016, the total maximum commitment will be reduced to $130 million.

27

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Continued)

9. Financial Highlights

	Three Months
	Ended
	March 31,
	(Unaudited)	Year Ended December 31,
	2014	2013	2012	2011	2010

Period return on invested assets (1), (2)	2.8%	12.7%	7.6%	(0.8)%	18.0%

Gross return to common limited partner (1)	3.5%	17.7%	6.5%	(4.3)%	19.4%
Less: General Partner allocation (1)	0.0%	0.0%	0.0%	0.0%	0.0%
Period return to common limited partner (1), (3)	3.5%	17.7%	6.5%	(4.3)%	19.4%

Ratios to average common equity: (4), (5)
Net investment income	16.5%	13.6%	11.5%	10.1%	10.9%
Expenses	4.1%	4.2%	4.0%	3.4%	3.4%
Expenses and General Partner allocation	4.1%	4.2%	4.0%	3.4%	3.4%

Ending net assets attributable to common limited partner	$805,249,486	$804,406,930	$772,619,947	$834,882,226	$1,010,196,281
Portfolio turnover rate (1)	4.1%	31.2%	41.8%	41.1%	66.8%
Weighted-average debt outstanding	$136,590,167	$225,346,892	$87,573,428	$88,160,550	$82,122,988
Weighted-average interest rate	0.6%	0.6%	0.8%	1.5%	0.9%

Annualized Inception to Date Performance Data as of March 31, 2014:
Return on invested assets (1)	6.1%
Internal rate of return (6)	5.3%

(1)	Not annualized for periods of less than one year.

(2)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(3)	Returns (net of dividends on the preferred equity facility, allocations to the General Partner, and partnership expenses, including financing costs and management fees) are calculated on a monthly geometrically linked, time-weighted basis.

(4)	These ratios include interest expense but do not reflect the effect of dividends on the preferred equity facility.

(5)	Annualized for periods of less than one year, except for allocations to the General Partner.

(6)	Net of dividends on the preferred equity facility, allocations to the General Partner, and partnership expenses, including financing costs and management fees. Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays. The IRR presented assumes liquidation of the Partnership at net asset value as of the balance sheet date.

28

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Changes in Investments in Affiliates (1) (Unaudited)

Three Months Ended March 31, 2014

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

AGY Holding Corp., Senior Secured 2nd Lien Notes, 11%, due 11/15/16	$32,444,500	$-	$-	$32,444,500
AGY Holding Corp., Senior Secured Term Loan, 12%, due 9/15/16	7,200,688	-	-	7,200,688
Aircraft Secured Mortgages - Aircraft Leased to Delta Air Lines, Inc.
N913DL, 8%, due 3/15/17	576,180	-	(39,527)	535,260
N918DL, 8%, due 8/15/18	771,210	-	(34,990)	736,560
N954DL, 8%, due 3/20/19	1,018,380	-	(40,198)	979,770
N955DL, 8%, due 6/20/19	1,054,680	-	(38,668)	1,018,380
N956DL, 8%, due 5/20/19	1,053,360	-	(39,311)	1,016,070
N957DL, 8%, due 6/20/19	1,064,250	-	(39,006)	1,027,290
N959DL, 8%, due 7/20/19	1,074,480	-	(38,704)	1,038,510
N960DL, 8%, due 10/20/19	1,115,070	-	(38,133)	1,080,090
N961DL, 8%, due 8/20/19	1,103,190	-	(39,054)	1,067,220
N976DL, 8%, due 2/15/18	785,400	-	(40,617)	744,480
Aircraft Secured Mortgages - Aircraft Leased to United Airlines, Inc.
N510UA, 20%, due 10/26/16	3,854,395	-	(219,544)	3,528,143
N512UA, 20%, due 10/26/16	3,943,990	-	(214,825)	3,620,453
N536UA, 16%, due 9/29/14	1,086,000	-	(376,018)	682,370
N545UA, 16%, due 8/29/15	2,623,595	-	(336,952)	2,223,585
N585UA, 20%, due 10/25/16	4,630,885	-	(252,237)	4,251,690
Contech Holdings, Inc., Common Stock	24,609,460	-	-	27,223,403
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15	14,975,754	-	-	10,854,699
Dialogic, Inc., Common Stock	1,571,932	-	-	3,513,200
Dialogic, Inc., Preferred Stock	100	-	-	100
Dialogic, Inc., Warrants to Purchase Common Stock	49,867	-	-	37,333
Equipment Trusts - Aircraft Leased to Delta Air Lines, Inc.
N913DL Trust Beneficial Interest	244,530	39,527	(45,633)	240,570
N918DL Trust Beneficial Interest	277,530	34,990	(43,355)	274,230
N954DL Trust Beneficial Interest	132,000	40,198	(52,291)	134,310
N955DL Trust Beneficial Interest	220,440	38,668	(51,653)	218,790
N956DL Trust Beneficial Interest	211,200	39,311	(52,365)	210,210
N957DL Trust Beneficial Interest	212,850	39,006	(52,148)	211,860
N959DL Trust Beneficial Interest	214,500	38,704	(51,934)	213,510
N960DL Trust Beneficial Interest	212,850	38,133	(51,770)	211,860
N961DL Trust Beneficial Interest	201,630	39,054	(52,677)	201,300
N976DL Trust Beneficial Interest	199,967	40,617	(49,772)	199,638
Equipment Trusts - Aircraft Leased to United Airlines, Inc.
N510UA Trust Beneficial Interest	4,435,373	219,544	(85,526)	4,323,604
N512UA Trust Beneficial Interest	4,365,725	214,825	(84,124)	4,249,429
N536UA Trust Beneficial Interest	6,256,232	376,018	(107,650)	5,019,561
N545UA Trust Beneficial Interest	6,114,162	336,952	(113,212)	6,028,042
N585UA Trust Beneficial Interest	5,446,294	252,237	(111,401)	4,434,955
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 6% Cash + 10% PIK, due 12/31/19	2,617,287	-	(2,617,287)	-
ESP Holdings, Inc., 15% PIK, Cumulative Preferred Stock	1,298,124	-	(667,400)	-
ESP Holdings, Inc., Common Stock	939,209	-	(971,745)	-

29

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Changes in Investments in Affiliates (1) (Unaudited) (Continued)

Three Months Ended March 31, 2014

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

Integra Telecom, Inc., Common Stock	$44,161,617	$-	$-	$44,187,439
Integra Telecom, Inc., Warrants	1,688,447	-	-	1,620,796
KAGY Holding Company, Inc., Series A Preferred Stock	2,317,934	-	-	2,525,641
Medfort, S.a.r.1., 1st Lien Term Loan A, 15% PIK, due 11/21/17	4,704,688	-	-	4,713,588
Medfort, S.a.r.1., 1st Lien Term Loan A2, 15% PIK, due 11/21/17	16,540,696	-	-	16,571,989
Medfort, S.a.r.1., 1st Lien Term Loan B, 1% PIK, due 11/21/17	13,021,352	-	-	13,045,986
Medfort, S.a.r.1., 1st Lien Term Loan B2, 1% PIK, due 11/21/17	13	-	-	-
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16	24,483,000	-	-	24,483,000
NVHL S.A., Common Shares	24,922,097	-	-	24,969,247
Perseus Holdings S.A., Common Stock	-	-	-	-
Primacom Finance (Lux) S.A., Super Senior Facility, 11%, due 9/30/16	8,423,129	-	-	8,439,065
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17	3,494,616	-	-	3,501,227
RM Holdco, LLC, Membership Units	-	-	-	-
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18	7,105,323	-	-	4,533,714
RM OpCo, LLC, Convertible 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16	3,859,571	154,880	-	4,006,770
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/21/16	10,216,362	60,859	(2,355)	10,274,866
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B, 12% Cash + 7% PIK, due 3/21/16	19,225,541	738,801	-	19,964,342
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16	6,056,358	241,552	-	6,287,457
TCP Delos Cayman Holdings, Common Shares	1,484,866	-	(331,035)	1,486,301
TCP Delos Delaware Holdings, LLC, Partnership Interest	3,291,035	-	-	3,297,261
TOPV New World Holdings, LLC, Membership Interests	48,441,792	-	-	46,600,842
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16	27,097,963	-	(1,060,000)	25,838,443
Woodbine Intermediate Holdings, LLC, Membership Units	15,330,697	14,193	-	8,554,005

Note to Schedule of Changes in Investments in Affiliates:

(1) The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Partnership of 5% or more of the issuers' voting securities.

30

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Restricted Securities of Unaffiliated Issuers (Unaudited)

Three Months Ended March 31, 2014

Investment	Acquisition Date	Cost

Avaya, Inc., Senior Secured 2nd Lien Notes, 10.5%, due 3/1/21	Various 2013	$3,570,970
Beech Holdings, LLC, Membership Units	Various 2013	12,628,928
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17	Various 2012 & 2013	25,290,064
Buffets Restaurants Holdings, Inc., Common Stock	8/24/12	3,813,240
Caribbean Financial Group, Senior Secured Notes, 11.5%, due 11/15/19	10/19/12	21,624,571
Findly Talent, LLC, Membership Units	1/1/14	649,881
Flight Options Holdings I, Inc., Warrants to Purchase Common Stock	12/4/13	1,609,997
HW Topco, Inc., Common Stock	1/13/12 & 1/15/13	5,861,481
HW Topco, Inc., Preferred Stock	1/13/12	11,398
LightSquared Inc., Call Option $0.01	12/31/13	-
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17	10/5/12	15,780,184
Magnolia Finance V plc, Asset-Backed Credit Linked Notes, 13.125%, due 8/2/21	8/1/13	35,000,000
Marsico Holdings, LLC, Common Interest Units	9/10/12	485,982
Oxford Resource Holdings, LLC, Warrants to Purchase Class B Units	6/24/13	3,590
Oxford Resource Partners, LP, Warrants to Purchase Common Units	6/24/13	959,196
Oxford Resource Partners, LP, Warrants to Purchase Subordinated Units	6/24/13	3,590
Precision Holdings, LLC, Class C Membership Interests	9/30/10 & 7/25/11	-
Shop Holding, LLC, Class A Units	6/2/2011 & 3/17/14	1,350,918
Shop Holding, LLC, Convertible Promissory Note, 5%, due 8/5/15	2/5/14	205,825
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
SiTV, Inc., Warrants to Purchase Common Stock	8/3/12	1,012,080
STG-Fairway Holdings, LLC, Class A Units	12/30/10 & 10/18/13	2,654,499
TBC Holdings I, Inc., Common Stock	11/18/11	281,286
TCP KC, LLC, Membership Units	2/5/14 & 3/11/14	4,149,481
TPG Hattrick Holdco, LLC, Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
V Telecom Investment S.C.A., Common Shares	11/9/12	8,688,957

31